UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
January 31, 2017 (Unaudited)

Common Stocks - 81.6%	Shares		Value ($)
Automobiles & Components - 2.2%
Goodyear Tire & Rubber	29,180	[a]	945,140
Hyundai Mobis	3,552	[b]	739,682
			1,684,822
Capital Goods - 9.8%
Airtac International Group	116,000		960,314
Assa Abloy, Cl. B	43,281		819,395
Barloworld	80,910		661,691
China Railway Group, Cl. H	844,000		745,131
China State Construction International Holdings	404,000		660,238
Enka Insaat ve Sanayi	433,265		659,115
Hanwha Techwin	16,950	[b]	608,222
Quanta Services	20,334	[b]	729,787
United Technologies	8,621	[a]	945,465
Weichai Power, Cl. H	388,000		690,098
			7,479,456
Consumer Durables & Apparel - 1.0%
Newell Brands	16,587		785,063
Consumer Services - 3.0%
Carnival	14,012	[a]	775,985
Las Vegas Sands	13,834		727,392
Starbucks	13,600		750,992
			2,254,369
Energy - 10.3%
EOG Resources	8,748	[a]	888,622
Gran Tierra Energy	238,847	[b]	613,064
Pioneer Natural Resources	5,024	[a]	905,475
Rosneft Oil, GDR	130,147		859,621
Schlumberger	14,598	[a]	1,221,999
Statoil	51,274		953,611
Superior Energy Services	63,823	[a,b]	1,127,752
Valero Energy	18,936	[a]	1,245,231
			7,815,375
Food & Staples Retailing - 3.3%
Costco Wholesale	9,174	[a]	1,504,077

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 81.6% (continued)	Shares		Value ($)
Food & Staples Retailing - 3.3% (continued)
Walgreens Boots Alliance	12,197	[a]	999,422
			2,503,499
Food, Beverage & Tobacco - 6.2%
Conagra Brands	32,043	[a]	1,252,561
Kellogg	14,546	[a]	1,057,640
Kraft Heinz	11,873	[a]	1,060,140
Molson Coors Brewing, Cl. B	14,174	[a]	1,368,074
			4,738,415
Health Care Equipment & Services - 9.1%
ABIOMED	7,165	[a,b]	762,141
Aetna	5,352	[a]	634,801
AmerisourceBergen	8,995	[a]	785,084
Boston Scientific	35,494	[a,b]	853,986
Fresenius & Co.	9,692		763,035
Hologic	26,262	[a,b]	1,064,399
UnitedHealth Group	6,376	[a]	1,033,550
Zimmer Biomet Holdings	8,807		1,042,132
			6,939,128
Materials - 6.8%
Dow Chemical	18,532	[a]	1,105,063
International Paper	19,664	[a]	1,112,982
Johnson Matthey	22,444		917,908
Norsk Hydro	178,093		1,014,614
Vulcan Materials	8,160	[a]	1,047,173
			5,197,740
Media - 3.0%
Charter Communications, Cl. A	1,962	[b]	635,590
Comcast, Cl. A	11,077		835,427
WPP	33,357		773,802
			2,244,819
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Aclaris Therapeutics	22,294	[a,b]	591,460
Aerie Pharmaceuticals	12,919	[a,b]	567,144
BioMarin Pharmaceutical	8,208	[a,b]	719,267
Bluebird Bio	7,866	[b]	586,017
Neurocrine Biosciences	12,255	[a,b]	525,862
TESARO	3,834	[a,b]	624,329
Vertex Pharmaceuticals	9,075	[b]	779,270
			4,393,349

Common Stocks - 81.6% (continued)	Shares		Value ($)
Retailing - 3.8%
Home Depot	6,115	[a]	841,302
The TJX Companies	12,472	[a]	934,402
Ulta Beauty	3,969	[a,b]	1,080,679
			2,856,383
Semiconductors & Semiconductor Equipment - .9%
Cavium	9,806	[a,b]	649,255
Software & Services - 6.9%
Alphabet, Cl. C	1,557	[a,b]	1,240,602
Fortinet	14,393	[a,b]	478,711
Oracle	27,210	[a]	1,091,393
salesforce.com	9,136	[a,b]	722,658
Splunk	9,395	[a,b]	543,595
Square, Cl. A	32,523	[b]	475,486
Teradata	23,932	[a,b]	702,643
			5,255,088
Technology Hardware & Equipment - 3.9%
Alps Electric	25,200		672,908
Arista Networks	6,588	[b]	619,272
Cisco Systems	35,315		1,084,877
Seiko Epson	29,400		606,956
			2,984,013
Telecommunication Services - 2.4%
China Mobile, ADR	14,888	[a]	848,616
T-Mobile US	15,655	[a,b]	974,837
			1,823,453
Transportation - 3.2%
Copa Holdings, Cl. A	7,836	[a]	763,932
Delta Air Lines	18,200	[a]	859,768
Union Pacific	7,834	[a]	834,948
			2,458,648
Total Common Stocks (cost $56,583,055)			62,062,875
Preferred Stocks - 1.2%
Energy - 1.2%
Petroleo Brasileiro, ADR
(cost $621,021)	92,349	[a,b]	878,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 15.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $11,445,737)	11,445,737 [c]	11,445,737
Total Investments (cost $68,649,813)	97.8%	74,386,851
Cash and Receivables (Net)	2.2%	1,659,901
Net Assets	100.0%	76,046,752

ADR—American Depository Receipt GDR—Global Depository Receipt

[a]	Held by a broker as collateral for open short positions.
[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Money Market Investment	15.0
Energy	11.5
Capital Goods	9.8
Health Care Equipment & Services	9.1
Software & Services	6.9
Materials	6.8
Food, Beverage & Tobacco	6.2
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Technology Hardware & Equipment	3.9
Retailing	3.8
Food & Staples Retailing	3.3
Transportation	3.2
Consumer Services	3.0
Media	3.0
Telecommunication Services	2.4
Automobiles & Components	2.2
Consumer Durables & Apparel	1.0
Semiconductors & Semiconductor Equipment	.9
97.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	46,730,922	-	-	46,730,922
Equity Securities – Foreign
Common Stocks†	15,331,953	-	-	15,331,953
Equity Securities – Foreign
Preferred Stocks†	878,239	-	-	879,239
Registered Investment Company	11,445,737	-	-	11,445,737
Liabilities ($)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks††	(24,460,036)	-	-	(24,460,036)
Equity Securities – Foreign
Common Stocks††	(8,830,657)	-	-	(8,830,657)
Exchange-Traded Funds	(661,646)	-	-	(661,646)

† See Statement of Investments for additional detailed categorizations.
†† See Statement of Securities Sold Short for additional detailed categorizations.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Research Long/Short Equity Fund
January 31, 2017 (Unaudited)

Common Stocks - 44.6%	Shares	Value ($)
Automobiles & Components - .9%
Great Wall Motor, Cl. H	686,500	693,365
Capital Goods - 3.6%
3M	4,948	865,009
China Communications Construction, Cl. H	633,000	767,196
CNH Industrial	122,415	1,083,495
		2,715,700
Consumer Durables & Apparel - .8%
Under Armour, Cl. C	32,380	622,344
Energy - 6.6%
Chevron	8,967	998,475
Eni	47,015	721,163
Exxon Mobil	10,404	872,792
HollyFrontier	26,208	759,246
National Oilwell Varco	22,862	864,412
Petrofac	68,034	784,772
		5,000,860
Exchange-Traded Funds - .9%
iShares U.S. Industrials ETF	5,388	661,646
Food & Staples Retailing - 1.0%
Kroger	23,339	792,592
Food, Beverage & Tobacco - 2.5%
Hormel Foods	31,055	1,127,297
McCormick & Co.	8,199	783,414
		1,910,711
Health Care Equipment & Services - 3.7%
Coloplast, Cl. B	10,682	764,190
Community Health Systems	51,647	330,541
Getinge, Cl. B	36,246	585,917
Medtronic	14,840	1,128,137
		2,808,785
Household & Personal Products - 3.6%
Church & Dwight	19,013	859,768
Clorox	6,907	828,840
Kimberly-Clark	8,442	1,022,579
		2,711,187
Materials - 3.9%
Compass Minerals International	10,252	857,067
Ecolab	6,195	744,205

Common Stocks - 44.6% (continued)	Shares		Value ($)
Materials - 3.9% (continued)
PPG Industries	7,891		789,179
Umicore	10,971		613,476
			3,003,927
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
Amgen	3,994		625,780
Bruker	28,972		687,506
Ionis Pharmaceuticals	10,155		451,898
Mylan	18,928		720,210
PerkinElmer	15,575		828,434
			3,313,828
Real Estate - .8%
American Tower	5,979	a	618,827
Retailing - 3.4%
Bed Bath & Beyond	22,989		927,606
Gap	34,683		798,749
L Brands	14,234		857,029
			2,583,384
Software & Services - 5.3%
CA	31,254		977,313
International Business Machines	7,344		1,281,675
NTT Data	16,500		832,953
Workday, Cl. A	7,051		585,868
Yelp	9,286		387,969
			4,065,778
Technology Hardware & Equipment - 1.2%
Juniper Networks	17,374		465,276
LG Display, ADR	33,160		446,997
			912,273
Transportation - 2.0%
COSCO SHIPPING Development, Cl. H	3,136,000		667,968
Royal Mail	167,859		869,165
			1,537,133
Total Securities Sold Short (proceeds $33,371,315)			33,952,340

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Investment in real estate investment trust.

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Energy	6.6
Software & Services	5.3
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Materials	3.9
Health Care Equipment & Services	3.7
Capital Goods	3.6
Household & Personal Products	3.6
Retailing	3.4
Food, Beverage & Tobacco	2.5
Transportation	2.0
Technology Hardware & Equipment	1.2
Food & Staples Retailing	1.0
Automobiles & Components	.9
Exchange-Traded Funds	.9
Consumer Durables & Apparel	.8
Real Estate	.8
44.6

† Based on net assets.
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a

NOTES

securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

At January 31, 2017, accumulated net unrealized appreciation on investments was $5,156,014, consisting of $7,729,514 gross unrealized appreciation and $2,573,500 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)